Cost of sales (Tables)	6 Months Ended
Jun. 30, 2023
Cost of sales [abstract]
Schedule of cost of sales

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Tower repairs and maintenance	29,534	21,460	57,398	43,257
Power generation	98,642	104,698	213,932	192,254
Short term rental	2,007	6,368	5,590	10,216
Vehicle maintenance and repairs	498	577	1,061	1,034
Site regulatory permits	10,237	7,009	21,197	18,041
Security services	11,308	9,946	24,106	19,338
Insurance	1,247	1,229	2,554	2,397
Staff costs	8,355	7,927	18,145	15,210
Travel costs	2,734	833	6,214	1,241
Professional fees	660	620	1,201	1,903
Depreciation (note 14)**	100,319	100,712	203,973	195,959
Amortization (note 15)	11,709	11,302	22,963	18,949
Net impairment/(reversal of impairment) of property, plant and equipment and prepaid land rent	935	(3,514)	5,081	(1,331)
Other	(92)	1,444	1,366	2,732
	278,093	270,611	584,781	521,200

Foreign exchange gains and losses on cost of sales are included in Other.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.

**Presented net of related indirect tax receivable in Brazil of $0.2 million in 2023. Refer to note 14.